Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Product sales	$ 1,011,477	$ 1,237,756
EXPENSES
Personnel	1,171,941	1,183,441
Cost of products sold (exclusive of depreciation and amortization, shown separately below)	105,026	132,918
Research and development	2,711,275	2,292,892
Repairs and maintenance	3,821	10,500
Professional fees	808,770	902,714
Office and other	354,102	421,256
Board of Directors fees and costs	95,431	117,555
Depreciation	10,124	9,271
Freight and shipping	5,643	7,847
Gain on disposal of equipment		(2,817)
Inventory valuation allowance	12,150	5,500
Total expenses	5,278,283	5,081,077
LOSS FROM OPERATIONS	(4,266,806)	(3,843,321)
OTHER INCOME
Investment and other income	11,773	10,261
Total other income	11,773	10,261
LOSS BEFORE INCOME TAXES	(4,255,033)	(3,833,060)
PROVISION FOR INCOME TAXES	0	0
Net Income (Loss) Attributable to Parent, Total	$ (4,255,033)	$ (3,833,060)
BASIC AND FULLY DILUTED NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.05)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	81,756,839	72,037,167